INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Computer software

	2024	2023
	US$’000	US$’000
Cost
At January 1	761	738
Additions	54	40
Disposals	(11)	(19)
Exchange difference	(10)	2
At December 31	794	761
Accumulated amortization
At January 1	(637)	(599)
Amortization	(65)	(54)
Disposals	11	19
Exchange difference	7	(3)
At December 31	(684)	(637)
Net book value
At December 31	110	124